Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		$ 50,271,558	$ 37,719,270
Cost of revenues		(38,418,852)	(28,309,509)
Gross profit		11,852,706	9,409,761
Operating expenses:
Selling and marketing		(6,779,151)	(5,236,419)
General and administrative		(2,707,213)	(2,364,331)
Research and development		(1,079,209)	(773,921)
Total operating expenses		(10,565,573)	(8,374,671)
Operating income		1,287,133	1,035,090
Interest income, net		104,500	109,405
Other (loss)/gain, net		(129,473)	(206,527)
Income before income taxes		1,262,160	937,968
Income tax expense		(213,739)	(75,998)
Net income attributable to the Company’s shareholders		$ 1,048,421	$ 861,970
Earnings per share
Basic (in Dollars per share)		$ 0.05	$ 0.04
Diluted (in Dollars per share)		$ 0.05	$ 0.04
Weighted average shares used in calculating net income per share*
Basic (in Shares)	[1]	20,000,000	20,000,000
Diluted (in Shares)	[1]	20,000,000	20,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).